Document And Entity Information	Mar. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2023
Entity Registrant Name	APARTMENT INVESTMENT & MANAGEMENT CO
Entity Central Index Key	0000922864
Entity Emerging Growth Company	false
Securities Act File Number	1-13232
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-1259577
Entity Address, Address Line One	4582 South Ulster Street
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	224-7900
Entity Information, Former Legal or Registered Name	NOT APPLICABLE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock (Apartment Investment and Management Company)
Trading Symbol	AIV
Security Exchange Name	NYSE